Income Tax (Details 3)	12 Months Ended
Jan. 31, 2026 CAD ($)
Statement [Line Items]
Non-capital loss carryforwards	$ 70,202,170
2045 [Member]
Statement [Line Items]
Non-capital loss carryforwards	3,809,870
2046 [Member]
Statement [Line Items]
Non-capital loss carryforwards	2,616,770
2032 [Member]
Statement [Line Items]
Non-capital loss carryforwards	608,940
2034 [Member]
Statement [Line Items]
Non-capital loss carryforwards	687,130
2035 [Member]
Statement [Line Items]
Non-capital loss carryforwards	1,499,360
2036 [Member]
Statement [Line Items]
Non-capital loss carryforwards	4,769,160
2037 [Member]
Statement [Line Items]
Non-capital loss carryforwards	1,267,150
2038 [Member]
Statement [Line Items]
Non-capital loss carryforwards	1,169,740
2039 [Member]
Statement [Line Items]
Non-capital loss carryforwards	4,937,400
2040 [Member]
Statement [Line Items]
Non-capital loss carryforwards	11,051,000
2041 [Member]
Statement [Line Items]
Non-capital loss carryforwards	9,067,090
2042 [Member]
Statement [Line Items]
Non-capital loss carryforwards	13,177,460
2043 [Member]
Statement [Line Items]
Non-capital loss carryforwards	10,965,790
2044 [Member]
Statement [Line Items]
Non-capital loss carryforwards	$ 4,575,310